Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0001802974
Registrant Name	Mission Produce, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A